Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Inputs Liability Quantitative Information [Table Text Block]
The carrying amounts of the derivative liabilities at March 31, 2014 and December 31, 2013 are as follows:

Description	Level 1	Level 2	Level 3	Total
Liabilities at December 31, 2013:
Embedded conversion options	$—	$—	$1,515,540	$1,515,540
Stock purchase warrants	—	—	1,733,055	1,733,055
Total measured at fair value	$—	$—	$3,248,595	$3,248,595
Liabilities at March 31, 2014:
Embedded conversion options	$—	$—	$2,993,860	$2,993,860
Stock purchase warrants	—	—	9,441,917	9,441,917
Total measured at fair value	$—	$—	$12,435,777	$12,435,777

The carrying amounts of the derivative liabilities are as follows:

Description	Level 1	Level 2	Level 3	Total
Liabilities at December 31, 2013:
Embedded conversion options	$—	$—	$1,515,540	$1,515,540
Stock purchase warrants	—	—	1,733,055	1,733,055
Total measured at fair value	$—	$—	$3,248,595	$3,248,595
Liabilities at December 31, 2012:
Embedded conversion options	$—	$—	$780,960	$780,960
Total measured at fair value	$—	$—	$780,960	$780,960

Fair Value, Measurement Inputs, Disclosure [Table Text Block]
The following tables set forth a summary of changes in the fair value of Level 3 liabilities for the quarter ended March 31, 2014:

Description	Balance at December 31, 2013	Established in 2014	Effect of Conversion to Common Stock	Change in Fair Value	Balance at March 31, 2014
Derivative liabilities:
Embedded conversion options	$1,515,540	$3,567,834	$(1,860,779)	$(228,735)	$2,993,860
Stock purchase warrants	$1,733,055	$7,681,189	$—	$27,673	$9,441,917
	$3,248,595	$11,249,023	$(1,860,779)	$(201,062)	$12,435,777

The following tables set forth a summary of changes in the fair value of Level 3 liabilities for the year ended December 31, 2013 and 2012:

Description	Balance at January 1, 2013	Established in 2013	Modification of Convertible Debt Agreement	Conversion to Common Stock	Change in Fair Value	Effect of Extinguishment of Debt	Balance at December 31, 2013
Derivative liabilities:
Embedded conversion options	$780,960	$965,484	$250,361	$(393,948)	$90,839	$(178,156)	$1,515,540
Stock purchase warrants	$—	$1,353,842	$—	$—	$379,213	$—	$1,733,055

Description	Balance at January 1, 2012	Established in 2012	Modification of Convertible Debt Agreement	Conversion to Common Stock	Change in Fair Value	Reclass to Equity	Balance at December 31, 2012
Derivative liabilities:
Embedded conversion options	$1,823,207	$—	$—	$(549,936)	$(492,311)	$—	$780,960
Contingent consideration	$—	$11,109,020	$—	$—	$4,334,932	$(15,443,952)	$—